LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–35.23%
INVESTMENT COMPANIES–35.23%
Equity Funds–16.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,373,667	$ 98,868,324
LVIP SSGA S&P 500 Index Fund	147,821	4,064,644
LVIP SSGA Small-Cap Index Fund	412,920	16,462,720
LVIP SSGA Small-Mid Cap 200 Fund	998,151	16,662,139
		136,057,827
Fixed Income Fund–8.30%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	5,908,350	69,694,893
		69,694,893
International Equity Funds–10.74%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,519,145	73,784,315
LVIP SSGA Emerging Markets 100 Fund	1,346,156	12,415,591
LVIP SSGA International Index Fund	361,963	4,036,615
		90,236,521
Total Affiliated Investments (Cost $224,697,528)		295,989,241

UNAFFILIATED INVESTMENTS–64.69%
INVESTMENT COMPANIES–64.69%
Equity Funds–23.04%
Communication Services Select Sector SPDR Fund	204,579	16,388,824
Consumer Staples Select Sector SPDR® Fund	117,032	8,056,483
Materials Select Sector SPDR® Fund	101,438	8,024,760
SPDR® Portfolio S&P 600 Small Cap ETF	1,249,069	53,210,339
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	214,554	$ 92,073,704
Technology Select Sector SPDR® Fund	105,845	15,804,775
		193,558,885
Fixed Income Funds–23.87%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	601,856	12,669,069
SPDR® Portfolio Aggregate Bond ETF	1,790,174	53,436,694
SPDR® Portfolio Long Term Corporate Bond ETF	897,746	28,153,315
SPDR® Portfolio Long Term Treasury ETF	583,996	24,113,195
SPDR® Portfolio TIPS ETF	2,643,663	82,217,919
		200,590,192
International Equity Funds–12.42%
SPDR® Portfolio Developed World ex-US ETF	1,539,779	55,755,398
SPDR® Portfolio Emerging Markets ETF	862,640	36,688,079
Vanguard FTSE European ETF	181,096	11,881,708
		104,325,185
Money Market Fund–5.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	45,068,937	45,068,937
		45,068,937
Total Unaffiliated Investments (Cost $458,959,596)		543,543,199

TOTAL INVESTMENTS–99.92% (Cost $683,657,124)	839,532,440
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	695,868
NET ASSETS APPLICABLE TO 64,605,253 SHARES OUTSTANDING–100.00%	$840,228,308

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
14	British Pound	$1,179,063	$1,203,687	12/13/21	$—	$(24,624)
13	Euro	1,885,000	1,923,368	12/13/21	—	(38,368)
12	Japanese Yen	1,347,150	1,361,432	12/13/21	—	(14,282)
					—	(77,274)
Equity Contracts:
34	E-mini MSCI Emerging Markets Index	2,117,520	2,218,526	12/17/21	—	(101,006)
22	E-mini Russell 2000 Index	2,420,880	2,498,094	12/17/21	—	(77,214)
39	E-mini S&P 500 Index	8,380,612	8,788,601	12/17/21	—	(407,989)
40	Euro STOXX 50 Index	1,875,600	1,921,119	12/17/21	—	(45,519)
12	FTSE 100 Index	1,143,700	1,127,547	12/17/21	16,153	—
5	Nikkei 225 Index (OSE)	1,323,510	1,338,805	12/9/21	—	(15,295)
					16,153	(647,023)
Total Futures Contracts					$16,153	$(724,297)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$295,989,241	$—	$—	$295,989,241
Unaffiliated Investment Companies	543,543,199	—	—	543,543,199
Total Investments	$839,532,440	$—	$—	$839,532,440
Derivatives:
Assets:
Futures Contract	$16,153	$—	$—	$16,153
Liabilities:
Futures Contracts	$(724,297)	$—	$—	$(724,297)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-35.23%@
Equity Funds-16.19%@
✧✧LVIP SSGA Large Cap 100 Fund	$97,787,828	$5,002,248	$22,418,202	$2,961,057	$15,535,393	$98,868,324	6,373,667	$42,248	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,107,067	57,586	703,573	478,934	124,630	4,064,644	147,821	57,586	—
✧✧LVIP SSGA Small-Cap Index Fund	16,158,271	445,993	1,960,000	611,265	1,207,191	16,462,720	412,920	185,993	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	16,359,656	280,000	4,070,000	1,020,186	3,072,297	16,662,139	998,151	—	—
Fixed Income Fund-8.30%@
✧✧LVIP SSGA Bond Index Fund	66,608,507	18,636,199	14,050,000	356,307	(1,856,120)	69,694,893	5,908,350	216,199	—
International Equity Funds-10.74%@
✧✧LVIP SSGA Developed International 150 Fund	73,794,801	3,070,410	12,800,000	751,972	8,967,132	73,784,315	8,519,145	180,410	—
✧✧LVIP SSGA Emerging Markets 100 Fund	21,016,914	7,120,660	18,060,000	1,448,106	889,911	12,415,591	1,346,156	140,660	—
✧✧LVIP SSGA International Index Fund	20,686,934	7,297	17,460,000	2,055,693	(1,253,309)	4,036,615	361,963	7,297	—
Total	$316,519,978	$34,620,393	$91,521,775	$9,683,520	$26,687,125	$295,989,241		$830,393	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4